******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22543
Reporting Period: 07/01/2019 - 06/30/2020
KKR Income Opportunities Fund


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number (811-22543)


KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)


U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: July 1, 2019 to June 30, 2020


======================== KKR Income Opportunities Fund =========================


CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: JUL 02, 2019   Meeting Type: Annual
Record Date:  MAY 06, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas Benninger         For       For          Management
1b    Elect Director Juliana Chugg            For       For          Management
1c    Elect Director Keith Cozza              For       For          Management
1d    Elect Director John Dionne              For       For          Management
1e    Elect Director James Hunt               For       For          Management
1f    Elect Director Courtney R. Mather       For       For          Management
1g    Elect Director Anthony Rodio            For       For          Management
1h    Elect Director Richard Schifter         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Deloitte & Touche LLP as Auditor For       For          Management
5     Provide Right to Call Special Meeting   For       For          Management
6     Amendment to the Company's Charter to   For       For          Management
      Restrict the Company's Ability to
      Adopt Any "Rights Plan" or "Poison
      Pill"


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CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: NOV 15, 2019   Meeting Type: Special
Record Date:  OCT 04, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       Did Not Vote Management
2     Advisory Vote on Golden Parachutes      For       Did Not Vote Management
3     Adjourn Meeting                         For       Did Not Vote Management


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FORESIGHT ENERGY LLC

Ticker:                      Security ID:  345525AE9
Meeting Date: JUN 16, 2020   Meeting Type: Written Consent
Record Date:  MAY 19, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         None      For          Management
      Against = Reject; Abstain Votes Do Not
      Count)
2     Opt Out Of The Third-party Release      None      Against      Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)


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QUORUM HEALTH CORPORATION

Ticker:       QHCCQ          Security ID:  74909EAC0
Meeting Date: MAY 04, 2020   Meeting Type: Written Consent
Record Date:  APR 01, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan. (for = Accept,        For       Did Not Vote Management
      Against =Reject)
2     Elect To Contribute All Of My           For       Did Not Vote Management
      Contributed Claims To The QHC
      Litigation Trust. (For = Contribute,
      Against/Abstain = Do Not Contribute)
3     Opt Out Of The Third-party Release.     For       Did Not Vote Management
      (for = Opt Out, Against/abstain = Do
      Not Opt Out)


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SIX FLAGS ENTERTAINMENT CORPORATION

Ticker:       SIX            Security ID:  83001A102
Meeting Date: MAY 06, 2020   Meeting Type: Annual
Record Date:  MAR 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director B. Ben Baldanza          For       For          Management
1.2   Elect Director Selim Bassoul            For       For          Management
1.3   Elect Director Kurt M. Cellar           For       For          Management
1.4   Elect Director Nancy A. Krejsa          For       For          Management
1.5   Elect Director Richard W. Roedel        For       For          Management
1.6   Elect Director Arik Ruchim              For       For          Management
1.7   Elect Director Michael Spanos           For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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VICI PROPERTIES INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: APR 30, 2020   Meeting Type: Annual
Record Date:  MAR 02, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James R. Abrahamson      For       Did Not Vote Management
1b    Elect Director Diana F. Cantor          For       Did Not Vote Management
1c    Elect Director Monica H. Douglas        For       Did Not Vote Management
1d    Elect Director Elizabeth I. Holland     For       Did Not Vote Management
1e    Elect Director Craig Macnab             For       Did Not Vote Management
1f    Elect Director Edward B. Pitoniak       For       Did Not Vote Management
1g    Elect Director Michael D. Rumbolz       For       Did Not Vote Management
2     Ratify Deloitte & Touche LLP as         For       Did Not Vote Management
      Auditors
3     Advisory Vote to Ratify Named           For       Did Not Vote Management
      Executive Officers' Compensation
4     Eliminate Supermajority Vote            For       Did Not Vote Management
      Requirement

========== END NPX REPORT


SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Income Opportunities Fund


By (Signature and Title)* /s/ Suzanne Donohoe
			  Suzanne Donohoe
			  President


Date   8/6/2020

* Print the name and title of each signing officer under his or her signature.